Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Note 16 - Quarterly Financial Data (Unaudited)

As a result of the completion of the mutual to stock conversion on April 1, 2014, the weighted average numbers of common shares and common stock equivalents outstanding, both basic and diluted, for all preceding periods, were retroactively adjusted to reflect the 0.9791 exchange ratio for holders of Clifton Savings Bancorp, Inc. shares receiving Clifton Bancorp Inc. shares.

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2014	2014	2014	2015
	(In Thousands, Except Per Share Data)
Interest income	$8,712	$8,899	$8,993	$8,558
Interest expense	2,311	2,317	2,249	2,157
Net Interest Income	6,401	6,582	6,744	6,401
Provision for loan losses	138	301	178	100
Non-interest income	348	474	397	3,094
Non-interest expenses	4,137	4,532	4,075	4,362
Income taxes	852	744	948	1,520
Net Income	$1,622	$1,479	$1,940	$3,513
Net income per common share - basic	$0.06	$0.06	$0.08	$0.14
Net income per common share - diluted	$0.06	$0.06	$0.08	$0.13
Dividends per common share	$0.12	$0.06	$0.06	$0.06
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,244	25,333	25,594	25,979
Diluted	25,413	25,521	25,728	26,073

Note 16 - Quarterly Financial Data (Unaudited) (Continued)

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2013	2013	2013	2014
	(In Thousands, Except Per Share Data)
Interest income	$8,187	$8,310	$8,583	$8,657
Interest expense	2,514	2,514	2,491	2,343
Net Interest Income	5,673	5,796	6,092	6,314
Provision for loan losses	180	356	128	113
Non-interest income	883	321	311	352
Non-interest expenses	3,673	3,624	3,613	4,171
Income taxes	955	732	907	825
Net Income	$1,748	$1,405	$1,755	$1,557
Net income per common share - basic	$0.07	$0.06	$0.07	$0.06
Net income per common share - diluted	$0.07	$0.05	$0.07	$0.06
Dividends per common share	$0.06	$0.06	$0.06	$—
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,279	25,309	25,387	25,590
Diluted	25,508	25,555	25,643	25,817